Condensed Balance Sheet - USD ($)	Sep. 30, 2021	Apr. 12, 2021
Current assets:
Cash	$ 350,839
Prepaid expenses	388,203
Total current assets	739,042
Cash held in Trust Account	57,339,341
Deferred offering costs		$ 100,000
Total assets	58,078,383	100,000
LIABILITIES AND STOCKHOLDER’S EQUITY
Accounts payable		495
Accrued offering costs		75,000
Current liabilities:
Accounts payable and accrued expenses	142,488
Warrant liability	126,677
Total current liabilities	269,165
Deferred underwriting commissions	1,500,000
Total liabilities	1,769,165	75,495
Commitments and Contingencies (Note 6)
Common stock subject to possible redemption, par value $0.0001, 100,000,000 shares authorized; 5,733,920 and 0 shares issued and outstanding	51,192,250
Stockholders’ equity:
Preferred stock, par value $0.0001, 1,000,000 shares authorized, none issued and outstanding
Common stock, par value $0.0001, 100,000,000 shares authorized; 1,728,078 and 1,437,500 shares issued and outstanding	173	144	[1]
Additional paid-in capital	5,393,530	24,856
Accumulated deficit	(276,735)	(495)
Total stockholders’ equity	5,116,968	24,505
Total liabilities, redeemable common stock and stockholders’ equity	$ 58,078,383	$ 100,000

[1]	Includes up to 187,500 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (See Note 7).